Tax Expense	12 Months Ended
Dec. 31, 2018
Tax expense [abstract]
Tax expense
18	Tax expense

Income tax expense in the consolidated statements of profit or loss consists of:

	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000
Current tax expense
Current income tax charge	(19)	(68)	(41)
Over/(Under) provision in prior years	10	(7)	(75)
	(9)	(75)	(116)
Deferred tax expense
Relating to origination and reversal of temporary differences	(1)	–	–
Total tax expense	(10)	(75)	(116)

Reconciliation of effective tax rate	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000

Profit/(Loss) before tax	40,080	54,983	(35,339)

Tax calculated using Singapore tax rate of 17% (31/12/2017: 17%; 31/12/2016: 17%)	(6,814)	(9,347)	6,008
Non-deductible expenses	(1,624)	(1,209)	(1,175)
Income not subject to taxation	10,081	12,374	88
Deferred tax assets not recognized	(1,820)	(2,013)	(4,966)
Utilisation of tax losses	–	–	(86)
Tax rate differential	157	127	90
Over/(Under) provision of tax in prior years	10	(7)	(75)
	(10)	(75)	(116)

Deferred tax benefits not recognized arises as a result of:

	31/12/2017		31/12/2018
	Gross amount	Tax effect	Gross amount	Tax effect
	US$'000	US$'000	US$'000	US$'000

Unutilized tax losses	88,043	14,968	114,326	19,436
Difference in depreciation for tax purposes	4,813	818	7,685	1,306
Provisions	977	166	1,036	176
	93,833	15,952	123,047	20,918

Deferred tax

Deferred tax liabilities relate to the following:

	Balance as at 1 January 2017	Recognized in profit or loss	Currency translation difference	Recognized in other comprehensive income	Balance as at 31 December 2017	Currency translation difference	Balance as at 31 December 2018
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

Goodwill	289	–	12	–	301	–	301
Revaluation of building	–	–	–	1,142	1,142	(25)	1,117
Others	8	(8)	–	–	–	–	–
	297	(8)	12	1,142	1,443	(25)	1,418